Consolidated Statements of Shareholders' Equity and Comprehnesive Income (Loss) (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2010
Statement Of Stockholders Equity [Abstract]
Issuance costs of issued common stock	$ 221,661
Issuance costs of warrants issued of Series A and Series B	45,584
Issuance costs of warrants issued of Series C and Series D	$ 170,739